Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
a)	The details of cash and cash equivalents as of December 31, 2019 and 2018 are as follows:
	Balance as of
Cash and Cash Equivalents	12-31-2019 ThUS$	12-31-2018 ThUS$
Cash balances	830	4,647
Bank balances	593,747	784,957
Time deposits	1,168,331	1,065,378
Other fixed-income instruments	176,089	49,303
Total	1,938,997	1,904,285

Summary of Cash and Cash Equivalents by Currency

a)	The detail of cash and cash equivalents by currency is as follows:

	Balance as of
Currency	12-31-2019 ThUS$	12-31-2018 ThUS$
Chilean peso	142,878	151,714
Argentine peso	49,846	101,209
Colombian peso	185,423	372,361
Brazilian real	699,418	633,635
Peruvian soles	188,655	129,263
U.S. dollar	672,694	513,667
Euros	83	2,436
Total	1,938,997	1,904,285

Summary of Components of Other Payments for Operating Activities
c)	The following table sets forth the components of “Other payments for operating activities” line item in the Statement of Cash Flows:

Other Payments from Operating Activities	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
Payment for other taxes (VAT, ICMS, PIS/COFINS, Sales taxes, Custom taxes, taxes on bank transfers) (1)	(3,613,564)	(2,774,024)	(1,921,496)
Payments for collections made under Codensa Hogar contract (2)	(578,708)	(514,595)	(566,795)
Payments for the Energy Development Account (CDE) (3)	(1,148,756)	(926,642)	(608,591)
Other miscellaneous itemized payments for operating activities (4)	(382,405)	(1,012,571)	(532,677)
Total other payments from operating activities	(5,723,433)	(5,227,832)	(3,629,559)

(1)  The main elements of payments for other taxes are related to:

•

ICMS is a Brazilian state value added tax (VAT) on the circulation of goods, telecommunication and transportation services. The ICMS payments were ThUS$2,672,785, ThUS$2,154,158 and ThUS$1,411,772 for the years ended December 31, 2019, 2018 and 2017, respectively.

•

PIS/COFINS taxes. In Brazil, the “Programa de Integração Social” (PIS) is a social contribution tax, payable by corporations, targeted to finance the payment of unemployment insurance and allowance for low paid workers, while the “Contribuição para o Financiamento da Seguridade Social” (COFINS) is a federal contribution tax, based on gross revenues of business sales. The total amounts paid for PIS/COFINS were ThUS$827,589, ThUS$474,826 and ThUS$347,608 for the years ended December 31, 2019, 2018 and 2017, respectively.

•	Payment for taxes on sales in Peru for ThUS$85,089, ThUS$81,694 and ThUS$70,271 for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)  Our Colombian subsidiary Codensa entered into an arrangement with a third party that develops a business with Codensa’s customers. By virtue of this arrangement, Codensa manages the collection of that third party’s receivables, since they are billed as part of the Codensa’s invoices issued monthly. The payments are related to the monthly collected amounts under the collection management contract, whereas the collections are presented in the line item “Other collections from operating activities”.

(3)  In Brazil, Law No. 10,438/2002 created the “Conta de Desenvolvimento Energético” (“CDE”). The CDE is a government fund that aims to promote the development of alternative energy sources, promote globalization of energy services and subsidizes low-income residential customers. The fund is financed through charges included in consumers and generators tariffs and government contributions.

(4)  Other miscellaneous aggregate payments for operating activities includes several types of individually non-significant payments related to operating activities.

Summary of Changes in Liabilities Arising from Financing Activities

c)

The table below details the changes in the liabilities originating in the Group’s financing activities at December 31, 2019, 2018 and 2017, including those changes representing cash flows and changes that do not represent cash flows. Liabilities originating in financing activities are those for which the cash flows were or will be classified in the cash flow statement as cash flows from financing activities:

		Cash flows from financing				Changes that do not represent cash flows
	Balance at 1/1/2019(1)	From	Used (3)	Paid interest	Total	Acquisition of subsidiaries	Changes in fair value	Exchange differences	Financial costs(2)	New financial leases	Other changes	Balance at 31/12/2019(1)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities from financing activities
Bank Loans (Note 20.a)	1,895,909	3,184,903	(3,732,252)	(120,531)	(667,880)	—	—	(15,165)	134,024	—	(17,678)	1,329,210
Unsecured obligations with public (Note 20.a)	4,058,599	1,712,911	(994,614)	(275,473)	442,823	—	—	(76,972)	283,781	—	6,804	4,715,035
Leases (Note 20.a)	121,973	—	(59,178)	(9,076)	(68,254)	—	—	10,866	11,666	114,963	(947)	190,267
Other liabilities (Note 20.a)	187,878	1,009	(55,478)	(8,667)	(63,136)	—	—	(7,121)	23,097	—	(6,977)	133,741
Hedging derivatives (Note 22)	(108,545)	95,512	(70)	(27,465)	67,977	—	(17,279)	(30,952)	24,847	—	4,361	(59,591)
Non-hedging derivatives (Note 22)	(16,221)	28,130	—	—	28,130	—	11,728	1,195	(24,409)	—	—	423
Loans from related companies (Note 12.1 b)	2,652,387	—	(2,662,433)	(173,386)	(2,835,819)	—	—	55,455	127,977	—	—	—
Other accounts payable	133,114	—	(2,638)	—	(2,638)	—	—	—	1,819	—	—	132,295
Total	8,925,094	5,022,465	(7,506,663)	(614,598)	(3,098,797)	—	(5,551)	(62,694)	582,802	114,963	(14,437)	6,441,380

		Cash flows from financing				Changes that do not represent cash flows
	Balance at 1/1/2018(1)	From	Used (3)	Paid interest	Total	Acquisition of subsidiaries	Changes in fair value	Exchange differences	Financial costs(2)	New financial leases	Other changes	Balance at 31/12/2018(1)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities from financing activities
Bank Loans (Note 20.a)	1,501,723	933,146	(744,730)	(99,667)	88,749	248,027	—	(129,975)	165,292	—	22,093	1,895,909
Unsecured obligations with public (Note 20.a)	3,178l,008	3,605,019	(3,475,288)	(289,093)	(159,362)	1,123,222	—	(337,715)	315,051	—	(60,605)	4,058,599
Leases (Note 20.a)	104,492	—	(31,619)	(7,037)	(38,656)	22,677	—	(2,992)	8,170	28,143	139	121,973
Other liabilities (Note 20.a)	219,735	—	(81,340)	(15,709)	(97,049)	—	—	(23,776)	28,152	—	60,816	187,878
Hedging derivatives (Note 22)	3,284	5,474	—	(28,046)	(22,572)	—	15,601	(133,070)	27,064	—	1,148	(108,545)
Non-hedging derivatives (Note 22)	3,162	15,926	—	—	15,926	—	(14,065)	1,920	(22,958)	—	(206)	(16,221)
Loans from related companies (Note 12.1 b)	—	2,686,387	—	—	2,686,387	—	—	(86,820)	52,820	—	—	2,652,387
Other accounts payable	112,086	—	—	—	—	—	—	—	21,028	—	—	133,114
Total	5,122,490	7,245,952	(4,332,977)	(439,552)	2,473,423	1,393,926	1,536	(712,428)	594,619	28,143	23,385	8,925,094

		Cash flows from financing				Changes that do not represent cash flows
	Balance at 01/01/2017 (1)	From	Used (3)	Paid interest	Total	Acquisition of subsidiaries	Changes in fair value	Exchange differences	Financial costs (2)	New leases	Other changes	Balance at 12-31-2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities from financing activities
Bank Loans (Note 20.a)	964,845	783,342	(305,915)	(74,135)	403,292	55,421	(775)	(11,659)	94,163	—	(3,564)	1,501,723
Unsecured obligations with public (Note 20.a)	3,154,734	580,365	(573,994)	(237,702)	(231,331)	—	—	11,920	230,212	—	12,473	3,178,008
Leases (Note 20.a)	125,190	—	(46,975)	(5,984)	(52,959)	—	—	(175)	5,882	17,605	8,949	104,492
Other liabilities (Note 20.a)	63,001	125,345	(221,232)	(25,941)	(121,828)	271,607	(8,667)	(13,346)	28,874	—	94	219,735
Hedging derivatives (Note 22)	21,069	230	(15,958)	—	(15,728)	—	(10,688)	(3,371)	8,874	—	3,128	3,284
Non-hedging derivatives (Note 22)	—	174	(12,878)	—	(12,704)	—	13,235	105	2,526	—	—	3,162
Loans from related companies (Note 12.1 b)	—	257,453	(257,956)	(229)	(732)	—	—	503	229	—	—	—
Other accounts payable	118,969	13,995	(26,751)	—	(12,756)	—	—	(21,925)	27,798	—	—	112,086
Total	4,447,808	1,760,904	(1,461,659)	(343,991)	(44,746)	327,028	(6,895)	(37,948)	398,558	17,605	21,080	5,122,490

(1)	Corresponding to current and non-current portions.
(2)	This is accrual of interest.

The amount of the Repayment of loans for the years ended 2019, 2018 and 2017 for ThUS$4,782,344,  ThUS$4,301,358 and ThUS$1,127,892, respectively, to Financing Cash Flows Used in bank Loans, unsecured public bonds, finance leases and other Accounts payable of this reconciliation.